Reserves - Summary of Other Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Reserves [Line Items]
Beginning balance	$ 396,903	$ 118,916	$ 69,511
Equity holders of the parent	(155,575)	(112,275)	(81,414)
Warrants issued			409
Transactions with non- controlling interests			(12,980)
Share based payment – equity settled	29,958	16,457	15,339
Ending balance	1,128,431	396,903	118,916
Foreign Exchange Reserve
Disclosure Of Other Reserves [Line Items]
Beginning balance	633	(32,871)	(6,771)
Movement in foreign exchange reserve	(24,142)	33,504	(27,322)
Transactions with non- controlling interests			1,222
Ending balance	(23,509)	633	(32,871)
Warrant Reserve
Disclosure Of Other Reserves [Line Items]
Beginning balance	747	747	338
Warrants issued			409
Ending balance	747	747	747
Changes in Ownership
Disclosure Of Other Reserves [Line Items]
Beginning balance	(8,666)	(8,666)	(8,666)
Ending balance	(8,666)	(8,666)	(8,666)
Share Based Payments
Disclosure Of Other Reserves [Line Items]
Beginning balance	44,233	27,776	12,437
Share based payment – equity settled	28,563	16,457	15,339
Ending balance	72,796	44,233	27,776
Cashflow Hedge Reserve
Disclosure Of Other Reserves [Line Items]
Ending balance	436
Movement in cash flow hedge reserve	436
Merger Relief Reserve
Disclosure Of Other Reserves [Line Items]
Beginning balance	2,161
Transactions with non- controlling interests		2,161
Ending balance	2,161	2,161
Accumulated Losses
Disclosure Of Other Reserves [Line Items]
Beginning balance	(329,177)	(216,901)	(128,475)
Equity holders of the parent	(155,575)	(112,275)	(81,414)
Transactions with non- controlling interests		(1)	(7,012)
Share based payment – equity settled	1,395	(1)	(7,012)
Ending balance	$ (483,357)	$ (329,177)	$ (216,901)